PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	9 Months Ended
Sep. 30, 2026
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

(Dollars in millions)	September 30, 2026	December 31, 2025
Other collaboration receivables	$205.8	$227.8
VAT recoverable	13.1	8.1
Prepayments	23.5	14.6
Other current assets	10.1	2.9
Total	$252.5	$253.4
None of the above assets are either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The Company estimated that the expected credit loss for the above receivables as at September 30, 2026 and December 31, 2025 is insignificant.